Weighted Average Number of Shares Diluted (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Disclosure of Weighted Average Diluted Shares

	2015	2016	2017
Weighted average number of shares (basic)	155.8	141.8	143.1
Dilutive effect of outstanding awards under stock-based compensation plans	2.1	2.1	2.1
Weighted average number of shares (diluted)	157.9	143.9	145.2